Geographic information - Sales per Geographic Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Total revenues	$ 548,372	$ 221,728
United States
Disclosure of geographical areas [line items]
Total revenues	395,871	140,856
Canada
Disclosure of geographical areas [line items]
Total revenues	33,423	17,636
Australia
Disclosure of geographical areas [line items]
Total revenues	29,230	13,627
Netherlands
Disclosure of geographical areas [line items]
Total revenues	19,658	15,080
Other
Disclosure of geographical areas [line items]
Total revenues	$ 70,190	$ 34,529